Property and Equipment - Schedule of Property and Equipment (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Cost [Member]
Cost
Beginning balance	RM 3,851,713		RM 1,897,500
Additions	1,462,166		1,962,857
Disposal of controlling interest in subsidiaries	(1,689,971)
Written off			(10,567)
Currency realignment	(13,048)		1,923
Ending balance	3,610,860		3,851,713
Ending balance (in Dollars)	3,610,860		3,851,713
Cost [Member] | Office equipment [Member]
Cost
Beginning balance	304,609		185,085
Additions	26,977		122,994
Disposal of controlling interest in subsidiaries	(6,497)
Written off			(3,470)
Currency realignment	(2,075)
Ending balance	323,014		304,609
Ending balance (in Dollars)	323,014		304,609
Cost [Member] | Furniture and fittings [Member]
Cost
Beginning balance	361,505		260,803
Additions	11,794		100,698
Disposal of controlling interest in subsidiaries
Written off
Currency realignment	(276)		4
Ending balance	373,023		361,505
Ending balance (in Dollars)	373,023		361,505
Cost [Member] | Office renovation [Member]
Cost
Beginning balance	2,143,925		1,323,962
Additions	304,130		818,044
Disposal of controlling interest in subsidiaries
Written off
Currency realignment	(10,697)		1,919
Ending balance	2,437,358		2,143,925
Ending balance (in Dollars)	2,437,358		2,143,925
Cost [Member] | Computer & software [Member]
Cost
Beginning balance	328,415		127,650
Additions	54,904		207,862
Disposal of controlling interest in subsidiaries	(4,499)
Written off			(7,097)
Currency realignment
Ending balance	378,820		328,415
Ending balance (in Dollars)	378,820		328,415
Cost [Member] | Work- in-progress [Member]
Cost
Beginning balance	713,259
Additions	1,064,361		713,259
Disposal of controlling interest in subsidiaries	(1,678,975)
Written off
Currency realignment
Ending balance	98,645		713,259
Ending balance (in Dollars)	98,645		713,259
Accumulated depreciation [Member]
Cost
Beginning balance	653,590		345,921
Disposal of controlling interest in subsidiaries	(2,753)
Written off			(10,567)
Currency realignment	(1,609)		128
Ending balance	1,048,946		653,590
Ending balance (in Dollars)	1,048,946		653,590
Accumulated depreciation:
Charges	399,718		318,108
Accumulated depreciation [Member] | Office equipment [Member]
Cost
Beginning balance	58,903		35,789
Disposal of controlling interest in subsidiaries	(1,237)
Written off			(3,470)
Currency realignment	(20)
Ending balance	91,204		58,903
Ending balance (in Dollars)	91,204		58,903
Accumulated depreciation:
Charges	33,558		26,584
Accumulated depreciation [Member] | Furniture and fittings [Member]
Cost
Beginning balance	137,717		71,458
Written off
Currency realignment	(46)		8
Ending balance	204,083		137,717
Ending balance (in Dollars)	204,083		137,717
Accumulated depreciation:
Charges	66,412		66,251
Accumulated depreciation [Member] | Office renovation [Member]
Cost
Beginning balance	369,999		184,461
Disposal of controlling interest in subsidiaries
Written off
Currency realignment	(1,525)		120
Ending balance	597,520		369,999
Ending balance (in Dollars)	597,520		369,999
Accumulated depreciation:
Charges	229,046		185,418
Accumulated depreciation [Member] | Computer & software [Member]
Cost
Beginning balance	86,971		54,213
Disposal of controlling interest in subsidiaries	(1,516)
Written off			(7,097)
Currency realignment	(18)
Ending balance	156,139		86,971
Ending balance (in Dollars)	156,139		86,971
Accumulated depreciation:
Charges	70,702		39,855
Accumulated depreciation [Member] | Work- in-progress [Member]
Cost
Beginning balance
Disposal of controlling interest in subsidiaries
Written off
Currency realignment
Ending balance
Ending balance (in Dollars)
Accumulated depreciation:
Charges
Carrying amounts [Member]
Cost
Beginning balance	3,198,123
Ending balance	2,561,914	$ 573,084	3,198,123
Ending balance (in Dollars)	2,561,914		3,198,123
Carrying amounts [Member] | Office equipment [Member]
Cost
Beginning balance	245,706
Ending balance	231,810	51,855	245,706
Ending balance (in Dollars)	231,810		245,706
Carrying amounts [Member] | Furniture and fittings [Member]
Cost
Beginning balance	223,788
Ending balance	168,940	37,791	223,788
Ending balance (in Dollars)	168,940		223,788
Carrying amounts [Member] | Office renovation [Member]
Cost
Beginning balance	1,773,926
Ending balance	1,839,838	411,560	1,773,926
Ending balance (in Dollars)	1,839,838		1,773,926
Carrying amounts [Member] | Computer & software [Member]
Cost
Beginning balance	241,444
Ending balance	222,681	49,812	241,444
Ending balance (in Dollars)	222,681		241,444
Carrying amounts [Member] | Work- in-progress [Member]
Cost
Beginning balance	713,259
Ending balance	98,645	$ 22,066	713,259
Ending balance (in Dollars)	RM 98,645		RM 713,259